Unaudited Interim Condensed Consolidated Statements of Profit and Loss (Parentheticals) - R / shares	3 Months Ended
	May 31, 2024	May 31, 2023
Profit or loss [abstract]
Diluted earnings per share (ZAR)	R 7.17	R 5.09